Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017
Change in Accounting Estimate [Line Items]
Performance obligation, description of timing		one year or less
Mortgage loans secured by residential real estate in process of foreclosure	[1]		$ 25,290			$ 43,382
Deposit Bases
Change in Accounting Estimate [Line Items]
Intangible assets, amortization period			10 years
Minimum | Furniture and Fixtures
Change in Accounting Estimate [Line Items]
Useful life of premises and equipment			3 years
Minimum | Building
Change in Accounting Estimate [Line Items]
Useful life of premises and equipment			7 years
Maximum | Furniture and Fixtures
Change in Accounting Estimate [Line Items]
Useful life of premises and equipment			15 years
Maximum | Building
Change in Accounting Estimate [Line Items]
Useful life of premises and equipment			45 years
Non-Accruing | Minimum
Change in Accounting Estimate [Line Items]
Impaired commercial loans			$ 1,000
Government Guaranteed Mortgage Loans upon Foreclosure Receivable
Change in Accounting Estimate [Line Items]
Mortgage loans secured by residential real estate in process of foreclosure			2,900
Non-Interest income
Change in Accounting Estimate [Line Items]
Accounts receivable, net			$ 8,100
Other Assets | Accounting Standards Update 2016-01
Change in Accounting Estimate [Line Items]
Adjustment to reflect adoption of accounting standard					$ 265,900
Available-for-sale Securities | Accounting Standards Update 2016-01
Change in Accounting Estimate [Line Items]
Adjustment to reflect adoption of accounting standard					$ (265,900)
Pro Forma | Accounting Standards Update 2016-02 | Retained Earnings
Change in Accounting Estimate [Line Items]
Adjustment to reflect adoption of accounting standard		$ 3,000
Subsequent Event | Accounting Standards Update 2016-02
Change in Accounting Estimate [Line Items]
Lease assets				$ 196,000
Lease liabilities				$ 204,000

[1]	December 31, 2018 and 2017 include $9.7 million and $12.2 million, respectively, of foreclosed residential real estate.